Business combination (Details 6)					1 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Wuhu Huitian CNY	Dec. 31, 2013 Wuhu Huitian Trade name, domain name and license CNY	Dec. 31, 2013 Wuhu Huitian Customer relationship CNY	Dec. 31, 2013 Wuhu Huitian Non-compete agreements CNY
Business combination disclosures
Purchase price of business acquired					255,000,000
Percentage of voting interests acquired					100.00%
Amount paid upon acquisition					153,000,000
Period during which noncontingent consideration is payable					1 year
Allocation of purchase price
Net tangible assets acquired					6,493,000
Identifiable intangible assets						50,700,000	18,220,000	1,700,000
Identifiable net assets acquired					77,113,000
Cash consideration paid					153,000,000
Cash consideration payable		102,000,000			102,000,000
Goodwill					177,887,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					9,088,000
Total goodwill arising from business combination	$ 84,455,933	511,270,880	408,829,417	466,328,513	186,975,000
Weighted average amortization period at the acquisition date							3 years	3 years